Annual Total Returns[BarChart] - Hartford Emerging Markets Equity Fund - Class A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	17.93%	1.07%	(4.19%)	(13.71%)	10.31%	41.43%	(16.30%)	17.30%	9.69%